Commitments and contingencies	9 Months Ended
Sep. 30, 2012
Commitments and contingencies
Commitments and contingencies

17           Commitments and contingencies

a)    Nickel project — New Caledonia

In regards to the construction and installation of our nickel and cobalt processing plant in New Caledonia, we have provided significant guarantees in respect of our financing arrangements which are outlined below.

In connection with the Girardin Act tax - advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from VNC, associated with the Girardin Act lease financing. We also committed that assets associated with the Girardin Act lease financing would be substantially completed by December 31, 2012 and that the assets would operate for a five year period from then on and meet specified production criteria. We believe the likelihood of the guarantee being called upon to be remote.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, exceeded US$4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached and the put option discussion and decision period was extended to July 31, 2012. In light of the delay in ramping up the project, we are currently finalizing an agreement with Sumic which will change the trigger on the put option from a cost threshold to a production threshold and will defer the possibility to exercise the put option into the first quarter of 2015 and will increase Vale’s ownership in VNC from 74% to 80.5%  in the fourth quarter of 2012.

In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$745 that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, post-retirement benefits, community service commitments and import and export duties.

b)    Contingencies

We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits is as follows:

	September 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	783	879	751	895
Civil claims	283	191	248	151
Tax - related actions	1,195	455	654	413
Others	31	5	33	5
	2,292	1,530	1,686	1,464

Labor and social security related actions principally comprise claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

Tax related actions principally comprise challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

On September 2012, we has considered as probable the loss related to the deductibility of transportation expenditures in the amount upon which the Compensação Financeira pela Exploração - CFEM is calculated, increasing the provision of US$ 542 (R$ 1.1 billion). At September 30, 2012 the total liability in relation to CFEM was US$ 703.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, totaled US$ 4, US$ 15 and US$ 3 and nine-month periods ended September 30, 2012 and September 30, 2011 totaled US$ 31 and US$ 13, respectively. Provisions net recognized in the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, totaled US$ 586, US$ 24 and US$ 33 and nine-month periods ended September 30, 2012 and September 30, 2011 totaled US$ 668 and US$ 112, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$ 21,102 at September 30, 2012, and for which no provision has been made (December 31, 2011 — US$22,449). The main categories of claims are as follows:

	September 30, 2012 (unaudited)	December 31, 2011
Labor and social security claims	1,834	1,922
Civil claims	1,776	1,484
Tax - related actions	16,366	17,967
Others	1,126	1,076
	21,102	22,449

The largest individual claim classified as reasonably possible tax contingencies refers to tax assessments against us regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

The Brazilian federal tax authority (Receita Federal do Brasil) contends that we should pay those taxes and contributions on the net income of our non-Brazilian subsidiaries and affiliates. The position of the tax authority is based on Article 74 of Brazilian Provisional Measure 2,158-35/2001, a tax regulation issued in 2001 by Brazil’s President, and on implementing regulations adopted by the tax authority under Article 74. The tax authority has issued four tax assessments (autos de infração) against us for payment of US$5,866 at September 30, 2012 (US$ 6,644 at December 31 2011) in taxes in accordance with Article 74 for the tax years 1996 through 2008, plus interest and penalties of US$9,036 at September 30, 2012 (US$ 9,781 at December 31, 2011) through September 30, 2011, amounting to a total of US$ 14,902 (US$ 16,425 at December 31, 2011). The decline in the value from December 31, 2011, was caused by the cancelation by the tax authority of the part of the claim related to the exchange variation over the foreign subsidiaries, in amount of US$ 815.

c) Participative Debentures

At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed. As at September 30, 2012 the total amount of these debentures was US$ 1,717 (US$ 1,336 in December 31, 2011).

The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

On October 2, 2012 (subsequent event) we paid second semester remuneration in the amount of US$ 4 (R$ 9). In April 2012 we paid first semester remuneration on these debentures in the amount of US$ 6.

d) Description of New Leasing Arrangements

During the quarter we entered into operating lease agreements with our joint ventures Hispanobrás. The lease terms are from 3 years, renewable.

The following is a schedule by year of future minimum rental payments required under the four pellet plants operating leases (Hispanobrás, Nibrasco, Itabrasco and Kobrasco) that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2012:

2012	16
2013	37
2014	21
2015	16
2016 thereafter	30
Total minimum payments required	120

The total expenses of operating leases for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 was US$ 13, US$ 10 and US$ 10, respectively. Also the total expenses of operating leases for the nine-month periods ended September 30, 2012 and 2011 was US$ 39 and US$ 31, respectively.

e) Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Beginning of period	1,814	1,862	1,410	1,770	1,368
Liability recognized upon consolidation of Vale Canada
Accretion expense	54	49	29	137	100
Liabilities settled in the current period	(5)	—	(11)	(9)	(41)
Revisions in estimated cash flows	4	3	(3)	36	(76)
Cumulative translation adjustment	—	(100)	(152)	(67)	(78)
End of period	1,867	1,814	1,273	1,867	1,273

Current liabilities	64	41	54	64	54
Non-current liabilities	1,803	1,773	1,219	1,803	1,219
Total	1,867	1,814	1,273	1,867	1,273